Share Capital (Details 5) (Warrants To Outside Agents [Member], CAD)	12 Months Ended
Sep. 30, 2011
Warrants To Outside Agents [Member]
Number of Warrants, Nonvested, beginning of period	150,000
Total Number of Warrants, Nonvested, Exercised	150,000
Weighted Average Exercise Price, Nonvested, beginning of period	7.80
Weighted Average Exercise Price, Exercised	7.80